Premises, equipment and computer software (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of premise, equipment, and computer software

	December 31, 2025			December 31, 2024
Category	Cost	Accumulated depreciation	Net carrying value	Cost	Accumulated depreciation	Net carrying value
Land	8,333	—	8,333	8,333	—	8,333
Buildings	215,735	(97,538)	118,197	204,473	(91,401)	113,072
Equipment	28,222	(20,250)	7,972	27,128	(19,304)	7,824
Computer hardware and software in use	75,394	(55,998)	19,396	100,630	(78,012)	22,618
Computer software in development	4,606	—	4,606	1,935	—	1,935
Total	332,290	(173,786)	158,504	342,499	(188,717)	153,782

	Year ended
Depreciation charged to operating expenses	December 31, 2025	December 31, 2024	December 31, 2023
Buildings (included in Property expense)	10,156	9,202	7,334
Equipment (included in Property expense)	2,406	2,384	2,389
Computer hardware and software (included in Technology and communication expense)	8,781	9,768	10,044
Total depreciation charged to operating expenses	21,343	21,354	19,767